Other information about investments (Details 3) - EUR (€)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000	€ 4,005,000,000
Subsidiaries One [Member] | Gas & Power [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni gas e luce SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 750,000,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries One [Member] | Gas & Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Adriaplin Podjetje za distribucijo zemeljskega plina doo Ljubljana
Registered office		Ljubljana (Slovenia)
Country of operation		Slovenia
Share capital		€ 12,956,935
% Equity ratio		51.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries One [Member] | Gas & Power [Member] | Outside Italy [Member] | Eni gas e luce SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni gas e luce SpA
% Ownership		51.00%
Subsidiaries One [Member] | Gas & Power [Member] | Outside Italy [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		49.00%
Subsidiaries Two [Member] | Gas & Power [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Gas Transport Services Srl
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 120,000
Shareholders		Eni SpA
% Ownership		100.00%
Consolidation or valutation method	[1]	Co.
Subsidiaries Two [Member] | Gas & Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni G&P Trading BV
Registered office		Amsterdam (Netherlands)
Country of operation		Turkey
Share capital		€ 70,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Three [Member] | Gas & Power [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Trading & Shipping SpA
Registered office		Rome
Country of operation		Italy
Share capital		€ 60,036,650
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Three [Member] | Gas & Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Gas & Power France SA
Registered office		Levallois Perret (France)
Country of operation		France
Share capital		€ 29,937,600
% Equity ratio		99.87%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Three [Member] | Gas & Power [Member] | Outside Italy [Member] | Eni gas e luce SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni gas e luce SpA
% Ownership		99.87%
Subsidiaries Three [Member] | Gas & Power [Member] | Outside Italy [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		0.13%
Subsidiaries Four [Member] | Gas & Power [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		EniPower Mantova SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 144,000,000
% Equity ratio		86.50%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Four [Member] | Gas & Power [Member] | Italy [Member] | Eni Power SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		EniPower SpA
% Ownership		86.50%
Subsidiaries Four [Member] | Gas & Power [Member] | Italy [Member] | Other Related Parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		13.50%
Subsidiaries Four [Member] | Gas & Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Trading & Shipping Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share capital		€ 36,000,000
Shareholders		ETS SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Five [Member] | Gas & Power [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		EniPower SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 944,947,849
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Five [Member] | Gas & Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Société de Service du Gazoduc Transtunisien SA - Sergaz SA
Registered office		Tunisi (Tunisia)
Country of operation		Tunisia
Share capital		€ 99,000
% Equity ratio		66.67%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Five [Member] | Gas & Power [Member] | Outside Italy [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		33.33%
Subsidiaries Five [Member] | Gas & Power [Member] | Outside Italy [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		66.67%
Subsidiaries Six [Member] | Gas & Power [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		LNG Shipping SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 240,900,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Six [Member] | Gas & Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Société pour la Construction du Gazoduc Transtunisien SA - Scogat SA
Registered office		Tunisi (Tunisia)
Country of operation		Tunisia
Share capital		€ 200,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Six [Member] | Gas & Power [Member] | Outside Italy [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		99.85%
Subsidiaries Six [Member] | Gas & Power [Member] | Outside Italy [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		0.05%
Subsidiaries Six [Member] | Gas & Power [Member] | Outside Italy [Member] | LNG Shipping SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		LNG Shipping SpA
% Ownership		0.05%
Subsidiaries Six [Member] | Gas & Power [Member] | Outside Italy [Member] | Trans Tunis.P.Co SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Trans Tunis.P.Co SpA
% Ownership		0.05%
Subsidiaries Seven [Member] | Gas & Power [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Trans Tunisian Pipeline Co SpA
Registered office		San Donato Milanese (MI)
Country of operation		Tunisia
Share capital		€ 1,098,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Seven [Member] | Gas & Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Tigáz-Dso Földgázelosztó kft
Registered office		Hajdúszoboszló (Hungary)
Country of operation		Hungary
Share capital		€ 31,033,000,000
Shareholders		Tigáz Zrt
% Ownership		100.00%
% Equity ratio		98.99%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Eight [Member] | Gas & Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Tigáz Tiszántúli Gázszolgáltató Zártkörûen Mûködõ Részvénytársaság
Registered office		Hajdúszoboszló (Hungary)
Country of operation		Hungary
Share capital		€ 8,486,070,500
% Equity ratio		98.99%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Eight [Member] | Gas & Power [Member] | Outside Italy [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		1.01%
Subsidiaries Eight [Member] | Gas & Power [Member] | Outside Italy [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		98.99%

[1]	Jointly controlled entity.